Income Taxes - Reconciliation of (Benefit) Provision for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Income Tax Disclosure [Abstract]
Federal income tax benefit computed at statutory rate											$ 67,254	$ (12,931)	$ (9,585)
State income taxes-net of federal income tax benefit											2,776	(1,532)	(2,415)
Stock-based compensation											438	131	5,342
Non-deductible expenses											2,911	2,592	2,153
Change in the valuation allowance for deferred tax assets									$ (101,000)	$ (43,000)	(47,531)	54,571	32,445
Net operating loss expirations											1,860	2,019	1,653
Tax credits												(8,179)
Change in unrecognized tax benefit reserve and liability											(1,946)	(1,003)	158
Other											(1,127)	300	71
Income tax (benefit) provision	$ (12,126)	$ (2,063)	$ 74,517	$ (35,693)	$ (5,183)	$ 22,628	$ 9,360	$ 9,163	$ (78,117)	$ 36,761	$ 24,635	$ 35,968	$ 29,822